Aon Funds
                                                              Semi-Annual Report
                                                                  April 30, 2000
                                                                       unaudited

                           [LETTERHEAD OF AON FUNDS]

                                                                 June 29, 2000

Dear Fellow Shareholder:

The six months ended April 30, 2000 produced mixed results for U.S. capital markets and Aon Funds. Strong U.S. equity market returns, led by the technology sector during the first two months of the period, strong corporate profitability, and rising REIT equity prices throughout the period combined to enhance the stock performance of the Asset Allocation and REIT Index Funds. Rising interest rates from sustained economic growth in the United States hindered the Government Securities Fund stock performance.

The financial statements are presented on the following pages. Thank you for your continued support.

Sincerely,


/s/ Michael A. Conway


Michael A. Conway
President

Aon Funds
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS


        Money Market Fund
               Statement of Assets and Liabilities        Page 3
               Statement of Operations                    Page 4
               Statements of Changes in Net Assets        Page 5
               Schedule of Investments                    Pages 6 - 8
               Financial Highlights                       Pages 9 - 10

        Government Securities Fund
               Statement of Assets and Liabilities        Page 11
               Statement of Operations                    Page 12
               Statements of Changes in Net Assets        Page 13
               Schedule of Investments                    Page 14
               Financial Highlights                       Pages 15 - 16

        Asset Allocation Fund
               Statement of Assets and Liabilities        Page 17
               Statement of Operations                    Page 18
               Statements of Changes in Net Assets        Page 19
               Schedule of Investments                    Pages 20 - 25
               Financial Highlights                       Pages 26 - 27

        REIT Index Fund
               Statement of Assets and Liabilities        Page 28
               Statement of Operations                    Page 29
               Statements of Changes in Net Assets        Page 30
               Schedule of Investments                    Pages 31 - 33
               Financial Highlights                       Pages 34 - 35

        Notes to the Financial Statements                 Pages 36 - 40

                               Money Market Fund
                      Statement of Assets and Liabilities
                                 April 30, 2000
                                   Unaudited

In thousands, except per share data
Assets
     Investments, at amortized cost which approximates fair value.............  $      918,940
     Receivable for fund shares sold..........................................           2,924
     Interest receivable......................................................              38
                                                                                --------------

Total Assets..................................................................         921,902

Liabilities
     Dividends payable........................................................           4,347
     Accrued expenses payable.................................................             217
     Investment advisory fees payable.........................................             170
     Payable for fund shares redeemed.........................................               1
                                                                                --------------

Total Liabilities.............................................................           4,735
                                                                                --------------

Net Assets....................................................................  $      917,167
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $917,167 and 917,167
     shares issued and outstanding)...........................................  $         1.00
                                                                                ==============

               See accompanying notes to the financial statements

                               Money Market Fund
                            Statement of Operations
                    For the six months ended April 30, 2000
                                   Unaudited

In thousands
Investment Income
     Interest.................................................................  $       32,245
                                                                                --------------

Total Investment Income.......................................................          32,245

Expenses
     Investment advisory fees.................................................           1,659
     Fund administration fees.................................................             276
     Professional fees........................................................              45
     Custodian fees...........................................................              42
     Fund accounting fees.....................................................              41
     Trustees fees............................................................              21
     Transfer agent fees......................................................              12
                                                                                --------------

Total Expenses................................................................           2,096
Less:  Fee Waiver.............................................................           1,106
                                                                                --------------

Net Expenses..................................................................             990
                                                                                --------------

Net Investment Income.........................................................  $       31,255
                                                                                ==============

               See accompanying notes to the financial statements

                               Money Market Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                     11/01/99         Year
In thousands                                                          through        ended
                                                                     04/30/00       10/31/99
                                                                  -------------   ------------
Change in net assets from operations
     Net investment income......................................  $      31,255         38,831

Distributions to shareholders from:
     Net investment income......................................        (31,255)       (38,831)
     Net realized gain..........................................              0              0
                                                                  -------------   ------------
     Total distributions........................................        (31,255)       (38,831)

Capital share transactions
     Proceeds from sale of shares...............................      3,853,635      7,682,976
     Reinvestment of distributions..............................         22,110         22,647
     Cost of shares redeemed ...................................     (4,103,420)    (7,254,448)
                                                                  -------------   ------------
     Change in net assets from capital transactions.............       (227,675)       451,175
                                                                  -------------   ------------

Change in net assets............................................       (227,675)       451,175
Net assets at beginning of period...............................      1,144,842        693,667
                                                                  -------------   ------------

Net assets at end of period.....................................  $     917,167      1,144,842
                                                                  =============   ============

Undistributed net investment income.............................  $           0              0
                                                                  =============   ============

               See accompanying notes to the financial statements

                                                   Money Market Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                               Principal                                                      Principal
In thousands                    Amount       Value                                             Amount      Value
                               ---------     -----                                            ---------    -----
COMMERCIAL PAPER                                                Banking - Domestic - 1.8%
Aerospace & Defense - 0.5%                                      Bank One Financial Corp.
International Lease Finance Corp.                               5.950%  due  5/31/00        $      8,000   $     7,960
6.050%    due 05/31/2000       $    5,000      $   4,975        6.100%  due  6/21/00                 800           793
                                                                6.210%  due  8/1/00                8,000         7,873
Asset Backed Securities - 8.2%                                                                             -----------
Asset Securitization Corp.                                                                                      16,626
5.880%    due 05/01/2000            5,000          5,000        Banking - Foreign - 2.2%
Corporate Asset Funding Co.                                     Canadian Imperial Bank
5.910%    due 05/10/2000            5,000          4,993        5.940%  due  6/8/00               20,000        19,875
6.040%    due 06/02/2000            5,000          4,973
6.090%    due 06/15/2000            5,000          4,962        Beverages - (Non-Alcoholic) - 2.7%
6.120%    due 07/10/2000           19,300         19,070        Coca-Cola Company
Preferred Receivables Funding Corp.                             5.920%  due  6/2/00               25,000        24,868
6.040%    due 05/25/2000           14,000         13,944
6.100%    due 06/01/2000            2,112          2,101        Chemicals Manufacturing - 1.1%
6.180%    due 07/20/2000           10,368         10,226        E.I. DuPont de Nemours
6.160%    due 07/25/2000           10,000          9,855        5.350%  due  8/16/00              10,000         9,822
                                               ---------
                                                  75,124        Communications Equipment - 3.8%
Auto & Truck - 11.6%                                            Motorola Credit Co.
Ford Motor Credit                                               5.880%  due  5/26/00              10,000         9,959
5.800%    due 05/24/2000          10,000           9,963        6.090%  due  7/5/00               15,000        14,835
5.980%    due 07/06/2000          10,000           9,890        6.120%  due  7/24/00              10,000         9,857
6.000%    due 08/21/2000          15,000          14,720                                                   -----------
General Motors Acceptance Corp.                                                                                 34,651
5.840%    due 05/17/2000          30,000          29,922        Drugs - 5.5%
5.880%    due 05/18/2000           5,000           4,986        Abbott Laboratories
PACCAR Inc.                                                     5.980%  due  5/9/00               11,000        10,985
5.900%    due 05/02/2000           8,900           8,899        American Home Products
5.870%    due 05/10/2000          20,000          19,971        5.880%  due  5/12/00              15,000        14,973
6.150%    due 07/18/2000            8,000          7,893        Schering-Plough Corporation
                                               ---------        6.110%  due  7/12/00              25,000        24,695
                                                 106,244                                                   -----------
                                                                                                                50,653

               See accompanying notes to the financial statements
                                       6

                                                   Money Market Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                               Principal                                                      Principal
In thousands                    Amount       Value                                             Amount      Value
                               ---------     -----                                            ---------    -----

Electrical Equipment - 6.7%                                     6.060%  due  6/12/00        $    14,400    $   14,298
General Electric Capital Corp.                                  6.080%  due  6/19/00              6,000         5,950
5.900%    due 06/09/2000       $  10,000       $   9,936                                                   ----------
5.980%    due 07/10/2000           5,000           4,942                                                       35,706
6.220%    due 10/10/2000          20,000          19,440        Forestry & Wood Products - 1.1%
Emerson Electric Co.                                            Weyerhaeuser Real Estate Co.
5.870%    due 05/03/2000          20,000          19,993        6.060%  due  5/18/00              9,925         9,897
6.120%    due 07/17/2000           7,500           7,402
                                               ---------        Insurance - 3.8%
                                                  61,713        Prudential Funding Corp.
Finance - 12.7%                                                 5.860%  due  5/25/00              5,000         4,980
American Express Company                                        5.910%  due  6/1/00              15,000        14,924
6.000%    due 05/04/2000          10,000           9,995        5.800%  due  6/8/00              15,000        14,908
American General Finance                                                                                   ----------
6.050%    due 05/01/2000          17,600          17,600                                                       34,812
6.270%    due 09/13/2000          10,000           9,765        Manufacturing - Diversified - 2.2%
Associaies First Capital Corp                                   Illinois Tool Works
5.900%    due 05/23/2000          10,000           9,964        5.870%  due  5/9/00              20,000        19,974
Household Finance Corp.
5.920%    due 05/26/2000           5,000           4,979        Office Equipment - 2.7%
6.030%    due 08/07/2000          25,000          24,590        Pitney Bowes, Inc.
6.200%    due 10/06/2000           5,000           4,864        6.040%  due  5/30/00             25,000        24,878
Norwest Financial
5.900%    due 05/02/2000          10,000           9,998        Personal & Household Products - 1.6%
5.900%    due 05/08/2000          20,000          19,977        Gillette Company
5.900%    due 06/12/2000           5,000           4,966        6.040%  due  5/1/00              15,000        15,000
                                               ---------
                                                 116,698        Photography - 3.9%
Food Producers - 3.9%                                           Eastman Kodak Company
Dean Foods Co.                                                  5.860%  due  5/8/00               5,000         4,994
6.020%    due 05/04/2000           5,500           5,497        5.860%  due  5/10/00              9,000         8,987
5.400%    due 05/12/2000           5,000           4,991        6.120%  due  7/18/00             12,398        12,234
6.100%    due 06/05/2000           5,000           4,970        6.150%  due  7/20/00             10,000         9,863
                                                                                                           ----------
                                                                                                               36,078
               See accompanying notes to the financial statements
                                       7

                                                   Money Market Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                               Principal                                                      Principal
In thousands                    Amount       Value                                             Amount      Value
                               ---------     -----                                            ---------    -----

Printing & Publishing - 2.9%                                    Florida Power & Light
Gannett Co., Inc.                                               6.010%  due  5/15/00        $    13,000    $   12,970
6.050%    due 05/22/2000       $  15,000     $  14,947          IPALCO Enterprises
McGraw-Hill Companies, Inc.                                     6.050%  due  5/15/00              5,100         5,088
5.900%    due 05/08/2000          11,600        11,587          6.080%  due  5/22/00              4,600         4,584
                                             ---------          Northern States Power Co.
                                                26,534          6.110%  due  7/6/00              20,000        19,776
Recreational Activities - 2.7%                                                                             ----------
Walt Disney Company                                                                                            80,476
5.790%    due 05/10/2000          25,000        24,964                                                     ----------

Telecommunication - 8.2%                                        Total Commercial Paper - 99.7%                914,667
AT&T Corp
5.840%    due 05/08/2000           5,000         4,994          CERTIFICATES OF DEPOSIT
Bell Atlantic Financial                                         Banking - Domestic - 0.2%
5.870%    due 05/05/2000           5,100         5,097          Huntington National Bank
6.020%    due 05/05/2000           5,000         4,997          5.750%  due  7/5/00               2,000         2,000
6.020%    due 05/24/2000          11,000        10,958
6.050%    due 06/14/2000          15,000        14,889          REPURCHASE AGREEMENTS - 0.3%
SBC Communications, Inc.                                        Nesbitt Burns*
6.140%    due 08/09/2000          10,000         9,829          5.500%  due  5/1/00               2,273         2,273
6.200%    due 10/02/2000          25,000        24,337                                                     ----------
                                             ---------          TOTAL INVESTMENTS - 100.2%                    918,940
                                                75,101
Tobacco - 1.1%
Philip Morris Companies, Inc.                                   Liabilities, less  other assets - (0.2%)       (1,773)
6.030%    due 05/02/2000          10,000         9,998                                                     ----------
                                                                TOTAL NET ASSETS - 100.0%                  $  917,167
Utilities - Electric - 8.8%                                                                                ==========
Alliant Energy Corp.
6.040%    due 05/03/2000           8,227         8,224          *Collateralized by U.S. Treasury Note
5.950%    due 06/01/2000          15,000        14,923          (6.375% due September 30, 2001) held by custodian
6.110%    due 06/05/2000          15,000        14,911

               See accompanying notes to the financial statements

                               Money Market Fund
                              Financial Highlights
                                   Unaudited

                                                       11/01/99        Year           Year
                                                        through        ended         ended
Selected per share data                                04/30/00      10/31/99       10/31/98
                                                    -------------  ------------   ------------
Net asset value, beginning of period..............  $        1.00          1.00           1.00

Income from investment operations:
     Net investment income........................           0.03          0.05           0.05
     Net realized and unrealized gain.............           0.00          0.00           0.00
                                                    -------------  ------------   ------------
Total income from investment operations...........           0.03          0.05           0.05

Less distributions:
     Dividends from net investment income.........           0.03          0.05           0.05
     Distributions from net realized gain.........           0.00          0.00           0.00
                                                    -------------  ------------   ------------
Total distributions...............................           0.03          0.05           0.05
                                                    -------------  ------------   ------------

Net asset value, end of period....................  $        1.00          1.00           1.00
                                                    =============  ============   ============


Total return .....................................        2.86%**         5.03%          5.54%
                                                    =============  ============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $     917,167     1,144,842        693,667
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..         0.18%*         0.19%          0.20%
     Expenses, before waivers and reimbursements..         0.38%*         0.39%          0.40%
     Net investment income, net of waivers
        and reimbursements........................         5.67%*         4.93%          5.40%
     Net investment income, before waivers
        and reimbursements........................         5.47%*         4.73%          5.20%
----------------------------------------------------------------------------------------------

*Annualized
** Not annualized

               See accompanying notes to the financial statements

                               Money Market Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                       Year           Year
                                                                       ended         ended
Selected per share data                                              10/31/97       10/31/96
                                                                   ------------   ------------
Net asset value, beginning of period................................  $    1.00           1.00

Income from investment operations:
     Net investment income..........................................       0.05           0.05
     Net realized and unrealized gain...............................       0.00           0.00
                                                                   ------------   ------------
Total income from investment operations.............................       0.05           0.05

Less distributions:
     Dividends from net investment income...........................       0.05           0.05
     Distributions from net realized gain...........................       0.00           0.00
                                                                   ------------   ------------
Total distributions.................................................       0.05           0.05
                                                                   ------------   ------------

Net asset value, end of period......................................  $    1.00           1.00
                                                                   ============   ============

Total return........................................................      5.44%          5.43%
                                                                   ============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)............................  $ 766,356        395,104
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements....................      0.22%          0.23%
     Expenses, before waivers and reimbursements....................      0.40%          0.46%
     Net investment income, net of waivers and reimbursements.......      5.34%          5.30%
     Net investment income, before waivers and reimbursements.......      5.16%          5.07%

               See accompanying notes to the financial statements

                           Government Securities Fund
                      Statement of Assets and Liabilities
                                 April 30, 2000
                                   Unaudited

In thousands, except per share data
Assets
     Investments in securities, at value (cost - $141,642)....................  $      135,462
     Receivable for securities sold...........................................          10,109
     Interest receivable......................................................           1,985
     Receivable for fund shares sold..........................................             659
                                                                                --------------

Total Assets..................................................................         148,215

Liabilities
     Payable for securities purchased.........................................           9,994
     Dividends payable........................................................             629
     Payable for fund shares redeemed.........................................              52
     Accrued expenses payable.................................................              47
     Investment advisory fees payable.........................................              23
                                                                                --------------

Total Liabilities.............................................................          10,745
                                                                                --------------

Net Assets....................................................................  $      137,470
                                                                                ==============

Analysis of Net Assets:
     Paid in capital..........................................................  $      151,310
     Accumulated net realized loss............................................          (7,729)
     Net unrealized depreciation..............................................          (6,180)
     Undistributed net investment income......................................              69
                                                                                --------------

Net Assets....................................................................  $      137,470
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $137,470 and 14,481 shares
     issued and outstanding)..................................................  $         9.49
                                                                                ==============

               See accompanying notes to the financial statements

                           Government Securities Fund
                            Statement of Operations
                    For the six months ended April 30, 2000
                                   Unaudited

In thousands
Investment Income
     Interest.................................................................  $        4,371
                                                                                --------------

Total Investment Income.......................................................           4,371

Expenses
     Investment advisory fees.................................................             308
     Fund administration fees.................................................              36
     Fund accounting fees.....................................................              25
     Transfer agent fees......................................................              10
     Professional fees........................................................               8
     Custodian fees...........................................................               6
     Trustees fees............................................................               4
                                                                                --------------

Total Expenses................................................................             397
Less:  Fee Waiver.............................................................             238
                                                                                --------------

Net Expenses..................................................................             159
                                                                                --------------

Net Investment Income.........................................................           4,212

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments.................................          (7,729)
     Change in net unrealized depreciation on investments.....................           3,122
                                                                                --------------

     Net realized and unrealized gain (loss)..................................          (4,607)
                                                                                --------------

Net Decrease in Net Assets from Operations....................................  $         (395)
                                                                                ==============

               See accompanying notes to the financial statements

                           Government Securities Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                     11/01/99         Year
                                                                      through        ended
In thousands                                                         04/30/00       10/31/99
                                                                  --------------  -------------
Change in net assets from operations
     Net investment income......................................  $       4,212          8,721
     Net realized gain (loss) ..................................         (7,729)         1,649
     Change in net unrealized appreciation......................          3,122        (14,607)
                                                                  --------------  -------------
     Change in net assets from operations.......................           (395)        (4,237)

Distributions to shareholders from:
     Net investment income......................................         (4,198)        (8,695)
     Net realized gain..........................................         (1,649)        (5,263)
                                                                  --------------  -------------
     Total distributions........................................         (5,847)       (13,958)

Capital share transactions
     Proceeds from sale of shares...............................          7,153         17,389
     Reinvestment of distributions..............................          5,846         13,958
     Cost of shares redeemed....................................        (24,291)       (14,460)
                                                                  --------------  -------------
     Change in net assets from capital transactions.............        (11,292)        16,887
                                                                  --------------  -------------

Change in net assets............................................        (17,534)        (1,308)
Net assets at beginning of period...............................        155,004        156,312
                                                                  --------------  -------------

Net assets at end of period.....................................  $     137,470        155,004
                                                                  ==============  =============

Undistributed net investment income.............................  $          69             55
                                                                  ==============  =============

               See accompanying notes to the financial statements

                                               Government Securities Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                               Principal                                                      Principal
In thousands                    Amount       Value                                             Amount      Value
                               ---------     -----                                            ---------    -----
U.S. GOVERNMENT SECURITIES                                      Small Business Administration
U.S. Government Agencies - 83.7%                                6.500%  due  7/25/13        $     1,916    $    1,916
A.I.D. Israel                                                                                              ----------
5.890%    due 08/15/2005       $   6,500     $   6,149          Total U.S. Government Agency                  115,111

Federal Farm Credit Bank                                        U.S. Government Obligations - 14.8%
6.875%    due 05/01/2002          10,000         9,956          U.S. Treasury Note
                                                                6.875%  due  5/15/06             20,000        20,325
Federal Home Loan Bank                                                                                     ----------
5.880%    due 05/01/2000             525           525          Total U.S. Government Securities
                                                                (cost - $141,616)                             135,436
Federal Home Loan Mortgage Corp.
5.969%    due 06/20/2000           5,715         5,668          DEMAND NOTE
7.000%    due 02/15/2003          20,000        19,882          Utility-Electric - 0.0%
5.750%    due 03/15/2009          10,000         8,964          Wisconsin Electric Demand Note
6.625%    due 09/15/2009          10,000         9,527          5.760%  due  5/1/00
                                             ---------          (cost - $26)                         26            26
                                                44,041                                                     ----------
Federal National Mortgage Association
4.750%    due 11/14/2003          10,000         9,239          TOTAL INVESTMENTS - 98.5%
5.125%    due 02/13/2004           5,000         4,648          (cost - $141,642)                             135,462
5.750%    due 02/15/2008          20,000        18,134
6.625%    due 09/15/2009           5,000         4,763          Other assets, less liabilities - 1.5%           2,008
7.250%    due 01/15/2010          10,000         9,957                                                     ----------
                                             ---------
                                                46,741          TOTAL NET ASSETS - 100.0%                  $  137,470
Private Export Funding Corp.                                                                               ==========
6.310%    due 09/30/2004           6,000         5,783

               See accompanying notes to the financial statements

                           Government Securities Fund
                              Financial Highlights
                                   Unaudited

                                                       11/01/99        Year           Year
                                                         ended         ended         ended
Selected per share data                                04/30/00      10/31/99       10/31/98
                                                    -------------  ------------   ------------
Net asset value, beginning of period..............  $        9.91         11.09          10.49

Income (loss) from investment operations:
     Net investment income........................           0.29          0.56           0.59
     Net realized and unrealized gain (loss)......          (0.31)        (0.82)          0.60
                                                    -------------  ------------   ------------
Total gain (loss) from investment operations......          (0.02)        (0.26)          1.19

Less distributions:
     Dividends from net investment income.........           0.29          0.56           0.59
     Distributions from net realized gain.........           0.11          0.36           0.00
                                                    -------------  ------------   ------------
Total distributions...............................           0.40          0.92           0.59
                                                    -------------  ------------   ------------

Net asset value, end of period....................  $        9.49          9.91          11.09
                                                    =============  ============   ============

Total return .....................................      (0.14%)**        (2.50%)        11.72%
                                                    =============  ============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $     137,470       155,004        156,312
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..         0.22%*         0.22%          0.23%
     Expenses, before waivers and reimbursements..         0.56%*         0.55%          0.57%
     Net investment income, net of waivers
          and reimbursements......................         5.96%*         5.38%          5.54%
     Net investment income, before waivers
          and reimbursements......................         5.62%*         5.05%          5.20%
Portfolio turnover rate...........................            60%           77%           219%
----------------------------------------------------------------------------------------------

* Annualized
** Not annualized

               See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                       Year         09/03/96
                                                                       ended        through
Selected per share data                                              10/31/97       10/31/96
                                                                  -------------   ------------
Net asset value, beginning of period...........................   $       10.21          10.00

Income from investment operations:
     Net investment income.....................................            0.59           0.07
     Net realized and unrealized gain..........................            0.28           0.21
                                                                  -------------   ------------
Total income from investment operations........................            0.87           0.28

Less distributions:
     Dividends from net investment income......................            0.59           0.07
     Distributions from net realized gain......................            0.00           0.00
                                                                  -------------   ------------
Total distributions............................................            0.59           0.07
                                                                  -------------   ------------

Net asset value, end of period.................................   $       10.49          10.21
                                                                  =============   ============

Total return ..................................................           8.86%        2.79%**
                                                                  =============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands).......................   $     104,385         40,505
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............           0.46%         0.89%*
     Expenses, before waivers and reimbursements...............           0.65%         0.89%*
     Net investment income, net of waivers and reimbursements..           5.92%         5.59%*
     Net investment income, before waivers and reimbursements..           5.73%         5.59%*
Portfolio turnover rate........................................            136%             4%
----------------------------------------------------------------------------------------------

* Annualized
** Not annualized

               See accompanying notes to the financial statements

                             Asset Allocation Fund
                      Statement of Assets and Liabilities
                                 April 30, 2000
                                   Unaudited

In thousands, except per share data
Assets
     Investments in securities, at value (cost - $155,437)....................  $      191,226
     Receivable for securities sold...........................................           1,703
     Interest receivable......................................................             520
     Receivable for fund shares sold..........................................             110
     Dividends receivable.....................................................              95
     Cash.....................................................................               1
                                                                                --------------

Total Assets..................................................................         193,655

Liabilities
     Written covered call options (premiums - $40)............................              88
     Investment advisory fees payable.........................................              80
     Payable for securities purchased.........................................              47
     Accrued expenses payable.................................................              47
     Payable for fund shares redeemed.........................................              42
                                                                                --------------

Total Liabilities.............................................................             304
                                                                                --------------

Net Assets....................................................................  $      193,351
                                                                                ==============

Analysis of Net Assets
     Paid in capital..........................................................  $      149,707
     Accumulated net realized gain ...........................................           7,552
     Net unrealized appreciation..............................................          35,741
     Undistributed net investment income......................................             351
                                                                                --------------

Net Assets....................................................................  $      193,351
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $193,351 and 11,559 shares
     issued and outstanding)..................................................  $        16.73
                                                                                ==============

               See accompanying notes to the financial statements

                             Asset Allocation Fund
                            Statement of Operations
                    For the six months ended April 30, 2000
                                   Unaudited

In thousands
Investment Income
     Interest.................................................................  $        1,774
     Dividends................................................................             500
                                                                                --------------

Total Investment Income.......................................................           2,274

Expenses
     Investment advisory fees.................................................             601
     Fund administration fees.................................................              46
     Fund accounting fees.....................................................              22
     Transfer agent fees......................................................              11
     Professional fees........................................................               9
     Custodian fees...........................................................               9
     Trustees fees............................................................               4
     Registration fees........................................................               3
                                                                                --------------

Total Expenses................................................................             705
Less:  Fee Waiver.............................................................             370
                                                                                --------------

Net Expenses..................................................................             335
                                                                                --------------

Net Investment Income.........................................................           1,939

Net Realized and Unrealized Gain
     Net realized gain on sale of investments.................................           7,968
     Net realized gain on written options.....................................              30
     Change in net unrealized appreciation on investments.....................           4,777
                                                                                --------------

     Net realized and unrealized gain ........................................          12,775
                                                                                --------------

Net Increase in Net Assets from Operations....................................  $       14,714
                                                                                ==============

               See accompanying notes to the financial statements

                             Asset Allocation Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                     11/01/99         Year
In thousands                                                          through        ended
                                                                     04/30/00       10/31/99
                                                                  -------------   ------------
Change in net assets from operations
     Net investment income......................................  $       1,939          4,108
     Net realized gain .........................................          7,998         23,175
     Change in net unrealized appreciation......................          4,777            414
                                                                  -------------   ------------
     Change in net assets from operations.......................         14,714         27,697

Distributions to shareholders from:
     Net investment income......................................         (1,885)        (4,660)
     Net realized gain..........................................        (21,997)             0
                                                                  -------------   ------------
     Total distributions........................................        (23,882)        (4,660)

Capital share transactions
     Proceeds from sale of shares...............................         49,492         13,415
     Reinvestment of distributions..............................         23,882          4,659
     Cost of shares redeemed ...................................        (35,284)       (86,312)
                                                                  -------------   ------------
     Change in net assets from capital transactions.............         38,090        (68,238)
                                                                  -------------   ------------

Change in net assets............................................         28,922        (45,201)
Net assets at beginning of period...............................        164,429        209,630
                                                                  -------------   ------------

Net assets at end of period.....................................  $     193,351        164,429
                                                                  =============   ============

Undistributed net investment income.............................  $         351            297
                                                                  =============   ============

               See accompanying notes to the financial statements

                                                 Asset Allocation Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

In thousands, except shares      Shares      Value                                              Shares     Value
                                 ------      -----                                              ------     -----
COMMON STOCKS                                                   Common Stocks - Communication Services
Common Stocks - Basic Materials                                 Cellular & Wireless - 0.5%
Chemical - 0.4%                                                 PanAmSat Corporation*            10,000    $      431
PPG Industries                    15,000     $     816          Pinnacle Holdings, Inc.*         10,000           562
                                                                                                           ----------
Paper & Forest Products - 0.4%                                                                                    993
Fibermark, Inc.*                  60,000           720          Long Distance - 1.2%
                                             ---------          MCI Worldcom, Inc.*              50,000         2,272

Total Common Stocks - Basic                                     Telephone - 2.5%
Materials - 0.8%                                 1,536          Alltel Corp.                     45,000         2,998
                                                                Broadwing, Inc.*                 35,000           991
Common Stocks - Capital Goods                                   Centurytel, Inc.                 35,000           858
Aerospace & Defense - 0.1%                                                                                 ----------
Kellstrom Industries, Inc.*       33,000           134                                                          4,847
                                                                                                           ----------
Container - 0.5%                                                Total Common Stocks - Communication
AptarGroup, Inc.                  15,000           427          Services  - 4.2%                                8,112
Ivex Packaging Corp.*             56,000           504
                                             ---------          Common Stocks - Consumer Cyclical
                                                   931          Auto Parts - 0.2%
Electrical Equipment - 3.2%                                     Gentex Corporation*              10,000           323
Emerson Electric Co.              20,000         1,098
General Electric                  32,712         5,144          Printing & Publishing - 0.6%
                                             ---------          Scholastic Corp.*                25,000         1,167
                                                 6,242
Environmental - 0.9%                                            Leisure Time - 1.2%
Allied Waste Industries, Inc.*    75,018           459          Carnival Corporation             30,000           746
Newpark Resources, Inc.*         150,684         1,243          Premier Parks, Inc.*             70,000         1,509
                                             ---------                                                     ----------
                                                 1,702                                                          2,255
Manufacturing - Diversified - 1.6%
Tyco International Ltd            32,000         1,470          Lodging/Hotels - 0.2%
United Technologies Corp.         28,042         1,744          Host Marriot Corp.               46,960           502
                                             ---------
                                                 3,214          Retail Specialty - 2.1%
                                             ---------          Home Depot                       49,661         2,784
Total Common Stocks - Capital
Goods - 6.3%                                    12,223

               See accompanying notes to the financial statements
                                       20

                                                 Asset Allocation Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

In thousands, except shares      Shares      Value                                              Shares     Value
                                 ------      -----                                              ------     -----

Insight Enterprises, Inc.*        30,000     $   1,254          Common Stocks - Energy
                                             ---------          Coal, Gas & Pipe - 0.4%
                                                 4,038          Talisman Energy, Inc.*           25,000    $      747
                                             ---------
Total Common Stocks - Consumer                                  Exploration/Drilling - 1.0%
Cyclical - 4.3%                                  8,285          Burlington Resources, Inc.       25,000           983
                                                                Kerr-McGee Corp.                 20,000         1,035
Common Stocks - Consumer Staples                                                                           ----------
Beverages - 1.3%                                                                                                2,018
Anheuser-Busch Co.                35,000         2,470
                                                                Natural Gas - 0.5%
Drug Stores - 0.9%                                              Coastal Corp.                    20,000         1,004
CVS Corporation                   40,000         1,740
                                                                Oil & Gas International - 3.6%
Entertainment - 1.1%                                            BP Amoco Plc                     41,000         2,091
Cinar Corporation*                40,000           329          Devon Energy Corporation         10,000           482
Viacom, Inc. A*                   23,824         1,306          Exxon Mobil Corporation          31,403         2,440
Viacom, Inc. B*                    8,980           488          Shell Transport & Trading        40,000         1,930
                                             ---------                                                     ----------
                                                 2,123                                                          6,943
Food Retailers - 0.9%                                           Oil & Gas Service - 0.6%
Kroger Co.*                       94,368         1,752          Petroleum Geo Services ADR*      65,000         1,056
                                                                                                           ----------
Media - TV/Radio/Cable - 8.0%
AMFM, Inc.*                       20,550         1,364          Total Common Stocks - Energy - 6.1%            11,768
AT&T - Liberty Media-A*           40,000         1,997
Canwest Global Comm Corp.         65,356           703          Common Stocks - Finance
Clear Channel Comms.*             55,076         3,965          Banks - 1.0%
Emmis Broadcasting Corp.*         36,000         1,530          State Street Corp.               20,000         1,937
Time Warner, Inc.                 48,054         4,322
TV Azteca SA ADR*                 72,500           797          Financial Services - 3.1%
Young Broadcasting Corp.*         38,500           828          Associates First Capital Corp.   61,516         1,365
                                             ---------          Citigroup, Inc.                  21,500         1,278
                                                15,506          Fannie Mae                       30,000         1,809
                                             ---------          Morgan Stanley Dean Witter       20,000         1,535
Total Common Stocks -                                                                                      ----------
  Consumer Staples - 12.2%                      23,591                                                          5,987

               See accompanying notes to the financial statements
                                       21

                                                 Asset Allocation Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

In thousands, except shares      Shares      Value                                              Shares     Value
                                 ------      -----                                              ------     -----

Real Estate/REITs - 0.3%                                        Corning Incorporated             14,000    $    2,765
Excel Legacy Corp.*               50,300     $     145          L-3 Communications Hldgs*        36,700         1,954
Health Care REIT, Inc.            31,375           500          Lucent Technologies              40,000         2,488
                                             ---------          Nokia Corp.                      44,000         2,503
                                                   645          Powerwave Technologies, Inc.*     4,000           832
                                             ---------          TEKELEC*                         10,000           350
                                                                Tellabs, Inc.*                   49,000         2,686
Total Common Stocks - Finance - 4.4%             8,569          Tut Systems, Inc.*               23,000         1,104
                                                                                                           ----------
Common Stocks - Health Care                                                                                    17,968
Bio-Technology - 0.9%
Amgen, Inc.*                      27,500         1,540          Computer Related - 4.9%
Biogen, Inc.*                      3,000           176          Comverse Technology*             20,000         1,784
                                             ---------          Dell Computer Corporation*       25,000         1,253
                                                 1,716          EMC Corp Mass., Inc.*            17,556         2,439
Drugs - 5.9%                                                    Int'L Business Machines          15,000         1,674
Eli Lilly & Co.                   20,000         1,546          Sun Microsystems*                25,496         2,344
Cardinal Health, Inc.             25,000         1,377                                                     ----------
Merck & Co.                       24,516         1,704                                                          9,494
Schering-Plough Corp.             63,808         2,572          Computer-Internet Related - 0.3%
Warner-Lambert Co.                30,000         3,414          DSL.net, Inc.*                   42,250           422
Watson Pharmaceuticals, Inc.*     20,000           899
                                             ---------
                                                11,512          Computer Software/Services - 5.3%
Medical Products & Supplies - 1.6%                              Citrix Systems, Inc.*            24,000         1,465
Johnson & Johnson Co.             27,016         2,229          Compuware Corporation*           37,000           465
Ocular Sciences, Inc.*            50,000           828          Concord EFS, Inc.*               50,000         1,119
                                             ---------          CSG Systems Intl, Inc.*          35,000         1,614
                                                 3,057          First Data                       27,677         1,348
                                             ---------          Jack Henry & Associates          20,000           790
Total Common Stocks -                                           Microsoft Corp.*                 30,000         2,093
Health Care - 8.4%                              16,285          Sungard Data Systems, Inc.*      40,000         1,383
                                                                                                           ----------
Common Stocks - Technology                                                                                     10,277
Communication Equipment - 9.3%
ADC Telecommunications*           44,880         2,726          Semiconductors - 1.9%
Com21, Inc.*                      20,000           560          Intel Corp.                      20,000         2,536

               See accompanying notes to the financial statements
                                       22

                                                 Asset Allocation Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                               Principal
                                Amount                                                        Principal
In thousands, except shares    or Shares     Value                                             Amount      Value
                               ---------     -----                                            ---------    -----

Texas Instruments                   7,000    $   1,140          General Motors Acceptance Corp.
                                             ---------          5.875%  due  1/22/03        $     1,300    $    1,243
                                                 3,676                                                     ----------
                                             ---------                                                          2,233
Total Common Stocks -                                           Bank and Bank Holding Company - 1.8%
Technology - 21.7%                              41,837          NationsBank Corp.
                                             ---------          7.500%  due  9/15/06              1,576         1,544
                                                                Northern Trust Company
Total Common Stocks -  68.4%                                    7.500%  due  2/11/05              2,000         1,990
(cost - $94,942)                               132,206                                                     ----------
                                                                                                                3,534
U.S. GOVERNMENT SECURITIES                                      Communications & Media - 1.8%
U.S. Government Agency - 3.1%                                   PanAmSat Corporation
Federal Home Loan Mortgage Corp.                                6.000%  due  1/15/03              3,000         2,824
5.930%    due 6/6/00           $    6,000        5,965          Tribune Company
                                                                6.875%  due  11/1/06                800           755
U.S. Government Obligations - 0.9%                                                                         ----------
U.S. Treasury Notes                                                                                             3,579
6.500%    due 8/31/01               1,727        1,723          Entertainment & Leisure - 0.6%
                                             ---------          Brunswick Corp.
                                                                6.750%  due  12/15/06               300           278
Total U.S. Government Securities - 4.0%                         Royal Caribbean
(cost - $7,693)                                  7,688          7.000%  due  10/15/07             1,000           884
                                                                                                           ----------
CORPORATE BONDS                                                                                                 1,162
Aerospace & Defense - 1.0%                                      Financial Services - 1.0%
Boeing Capital Corp.                                            USAA Capital Corp.
5.960%    due 5/25/04               2,000        1,883          7.540%  due  3/30/05              2,000         1,977

Agricultural & Industrial Equipment - 0.5%                      Food , Beverage & Tobacco - 1.5%
Case Corp.                                                      Canandaigua Wine
6.750%    due 10/21/07              1,000          885          8.750%  due  12/15/03               100            96
                                                                Nabisco, Inc.
Auto & Truck - 1.2%                                             6.125%  due  2/1/33               3,000         2,785
Chrysler Finance Corp.                                                                                     ----------
6.950%    due 3/25/02               1,000          990                                                          2,881

               See accompanying notes to the financial statements
                                       23

                                                 Asset Allocation Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited
                                                                                              Principal
                               Principal                                                       Amount
In thousands, except shares     Amount       Value                                            or Shares    Value
                               ---------     -----                                            ---------    -----

Health Care - 0.3%                                              Retail - Food and Drugs - 0.5%
Omega Healthcare Investors                                      Kroger
6.950%    due 8/1/07           $    1,000    $     570          7.650%  due  4/15/07        $     1,000    $      950

Machinery - 1.0%                                                Waste Management Services - 0.5%
John Deere Capital Co.                                          Waste Management, Inc.
5.850%    due 1/15/01               2,000        1,981          6.625%  due  7/15/02              1,000           929

Metal & Mineral - 0.4%                                          Utilities - 0.5%
Southdown, Inc.                                                 Korea Electric Power
10.00%    due 3/1/06                  788          839          7.000%  due  10/1/02              1,000           969
                                                                                                           ----------
Non Ferrous Metal - 0.5%
Phelps Dodge                                                    Total Corporate Bonds - 16.5%
6.375%    due 11/1/04               1,000          931          (cost - $33,411)                               31,831

Oil & Gas International - 2.1%                                  CONVERTIBLE BOND - 0.2%
Devon Energy Corporation                                        Media - TV/Radio/Cable
4.950%    due 8/15/08               2,000        1,943          Clear Channel Communications
Kerr-McGee Corp.                                                1.500%  due  12/1/02
5.250%    due 2/15/10               1,150        1,242          (cost - $450)                       450           429
Enron Corp
6.625%    due 11/15/05              1,000          938          CONVERTIBLE PREFERRED STOCK - 0.5%
                                             ---------          Media - TV/Radio/Cable
                                                 4,123          Cox Communications, Inc.
Printing & Publishing - 0.8%                                    (cost - $885)                    10,000         1,016
Times Mirror Co.
6.650%    due 10/15/01              1,500        1,479          COMMERCIAL PAPER
                                                                Auto Manufacturers - 1.7%
Restaurants & Lodging - 0.5%                                    Ford Motor Credit Co.
Hilton Hotels Corp.                                             5.880%  due  5/5/00         $     3,280         3,280
7.000%    due 7/15/04               1,000          926

               See accompanying notes to the financial statements
                                       24

                                                 Asset Allocation Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                               Principal                                                      Principal
In thousands, except shares     Amount       Value                                             Amount      Value
                               ---------     -----                                            ---------    -----

Capital Goods - 0.7%                                            DEMAND NOTE
Illinois Tool Works                                             Utility-Electric - 0.0%
6.040%    due 5/1/00           $    1,440    $   1,440          Wisconsin Electric $
                                                                5.760%  due  5/1/00
Communication Services - 2.6%                                   (cost - $41)                $        41    $       41
Bell Atlantic Financial Services, Inc.                                                                     ----------
6.030%    due 6/1/00                5,000        4,974
                                                                TOTAL INVESTMENTS - 98.9%
Drugs - 3.1%                                                    (cost - $155,437)                             191,226
American Home Products
5.780%    due 5/16/00               5,935        5,921          Cash and other assets,
                                                                 less liabilities - 1.1%                        2,125
Finance - 1.2%                                                                                             ----------
American Express Corp.
6.020%    due 6/1/00                2,400        2,400          TOTAL NET ASSETS - 100.0%                  $  193,351
                                             ---------                                                     ==========
                                                                *Non-income producing security.
Total Commercial Paper - 9.3%
(cost - $18,015)                                18,015

               See accompanying notes to the financial statements

                             Asset Allocation Fund
                              Financial Highlights
                                   Unaudited

                                                       11/01/99        Year           Year
                                                        through        ended         ended
Selected per share data                                04/30/00      10/31/99       10/31/98
                                                    -------------  ------------   ------------
Net asset value, beginning of period..............  $       17.62         15.72          16.60

Income from investment operations:
     Net investment income........................           0.18          0.40           0.39
     Net realized and unrealized gain (loss) .....           1.30          1.93          (0.32)
                                                    -------------  ------------   ------------
Total income from investment operations...........           1.48          2.33           0.07

Less distributions:
     Dividends from net investment income.........           0.18          0.43           0.35
     Distributions from net realized gain.........           2.19          0.00           0.60
                                                    -------------  ------------   ------------
Total distributions...............................           2.37          0.43           0.95
                                                    -------------  ------------   ------------

Net asset value, end of period....................  $       16.73         17.62          15.72
                                                    =============  ============   ============


Total return......................................        8.53%**        14.91%          0.21%
                                                    =============  ============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $     193,351       164,429        209,630
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..         0.36%*         0.36%          0.36%
     Expenses, before waivers and reimbursements..         0.76%*         0.76%          0.76%
     Net investment income, net of waivers
        and reimbursements........................         2.10%*         2.14%          2.33%
     Net investment income, before waivers
        and reimbursements........................         1.70%*         1.74%          1.93%

Portfolio turnover rate...........................            29%           46%            64%
----------------------------------------------------------------------------------------------

* Annualized
** Not annualized

               See accompanying notes to the financial statements

                             Asset Allocation Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                       Year           Year
                                                                       ended         ended
Selected per share data                                              10/31/97       10/31/96
                                                                  -------------   ------------
Net asset value, beginning of period............................  $       12.75          12.04

Income from investment operations:
     Net investment income......................................           0.27           0.31
     Net realized and unrealized gain...........................           3.85           1.01
                                                                  -------------   ------------
Total income from investment operations.........................           4.12           1.32

Less distributions:
     Dividends from net investment income.......................           0.24           0.31
     Distributions from net realized gain.......................           0.03           0.30
                                                                  -------------   ------------
Total distributions.............................................           0.27           0.61
                                                                  -------------   ------------

Net asset value, end of period..................................  $       16.60          12.75
                                                                  =============   ============

Total return....................................................         32.61%         11.06%
                                                                  =============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)........................  $     164,885         88,280
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................          0.56%          0.87%
     Expenses, before waivers and reimbursements................          0.78%          0.87%
     Net investment income, net of waivers and reimbursements...          1.90%          2.48%
     Net investment income, before waivers and reimbursements...          1.68%          2.48%
Portfolio turnover rate.........................................            64%           120%

               See accompanying notes to the financial statements

                                REIT Index Fund
                      Statement of Assets and Liabilities
                                 April 30, 2000
                                   Unaudited

In thousands, except per share data
Assets
     Investments in securities, at value (cost - $20,969).....................  $       23,296
     Dividends receivable.....................................................              52
     Receivable for fund shares sold..........................................               6
     Interest receivable......................................................               1
                                                                                --------------

Total Assets..................................................................          23,355

Liabilities
     Accrued expenses payable.................................................              17
     Payable for fund shares redeemed.........................................               7
     Investment advisory fees payable.........................................               4
                                                                                --------------

Total Liabilities.............................................................              28
                                                                                --------------

Net Assets....................................................................  $       23,327
                                                                                ==============

Analysis of Net Assets
     Paid in capital..........................................................  $       27,101
     Accumulated net realized loss............................................          (6,629)
     Net unrealized appreciation..............................................           2,327
     Undistributed net investment income......................................             528
                                                                                --------------

Net Assets....................................................................  $       23,327
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $23,327 and 2,334 shares
     issued and outstanding)..................................................  $         9.99
                                                                                ==============

               See accompanying notes to the financial statements

                                REIT Index Fund
                            Statement of Operations
                    For the six months ended April 30, 2000
                                   Unaudited

In thousands
Investment Income
     Dividends................................................................  $          766
     Interest.................................................................              13
                                                                                --------------

Total Investment Income.......................................................             779

Expenses
     Investment advisory fees.................................................              69
     Fund accounting fees.....................................................              14
     Transfer agent fees......................................................              10
     Fund administration fees.................................................               6
     Custodian fees...........................................................               5
     Registration fees........................................................               3
     Professional fees........................................................               1
     Trustees fees............................................................               1
                                                                                --------------

Total Expenses................................................................             109
Less:  Fee Waiver.............................................................              58
                                                                                --------------

Net Expenses..................................................................              51
                                                                                --------------

Net Investment Income.........................................................             728

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments.................................            (651)
     Change in net unrealized appreciation on investments.....................           2,290
                                                                                --------------

     Net realized and unrealized gain (loss)..................................           1,639
                                                                                --------------

Net Increase in Net Assets from Operations....................................  $        2,367
                                                                                ==============

               See accompanying notes to the financial statements

                                REIT Index Fund
                      Statements of Changes in Net Assets
                                   Unaudited

                                                                     11/01/99         Year
                                                                      through        ended
In thousands                                                         04/30/00       10/31/99
                                                                  --------------  -------------
Change in net assets from operations
     Net investment income......................................  $         728          2,870
     Net realized loss .........................................           (651)        (5,565)
     Change in net unrealized appreciation......................          2,290            642
                                                                  --------------  -------------
     Change in net assets from operations.......................          2,367         (2,053)

Distributions to shareholders from:
     Net investment income......................................         (2,523)        (3,441)
     Net realized gain..........................................              0              0
                                                                  --------------  -------------
     Total distributions........................................         (2,523)        (3,441)

Capital share transactions
     Proceeds from sale of shares...............................          4,087         11,301
     Reinvestment of distributions..............................          2,523          3,441
     Cost of shares redeemed....................................         (6,814)       (46,551)
                                                                  --------------  -------------
     Change in net assets from capital transactions.............           (204)       (31,809)
                                                                  --------------  -------------

Change in net assets............................................           (360)       (37,303)
Net assets at beginning of period...............................         23,687         60,990
                                                                  --------------  -------------

Net assets at end of period.....................................  $      23,327         23,687
                                                                  ==============  =============

Undistributed net investment income.............................  $         528          2,323
                                                                  ==============  =============

               See accompanying notes to the financial statements

                                                    REIT Index Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

In thousands, except shares     Shares       Value                                             Shares      Value
                                ------       -----                                             ------      -----
COMMON STOCKS - REAL ESTATE                                     Washington REIT                   6,870    $      110
INVESTMENT TRUSTS (REITs)                                                                                  ----------
Apartments - 19.8%                                                                                              1,357
AMLI Residential Properties         3,245    $      74          Entertainment - 0.2%
Apartment Invest & Mgmt Co.        12,913          513          Entertainment Properties Trust$   3,000            41
Archstone Communities Trust        26,930          582
Associated Estates Realty           4,170           35          Hotel - 6.2%
Avalon Bay Communities             12,762          499          Boykin Lodging Co.                3,300            41
BRE Properties                      8,680          243          Equity Inns, Inc.                 7,225            48
Camden Property Trust               7,794          221          Felcor Lodging Trust, Inc.       12,790           251
Cornerstone Realty Income           7,500           76          Hospitality Properties Trust     10,965           244
Equity Residential Properties      24,463        1,113          Host Marriott Corp.              44,400           475
Essex Property Trust, Inc.          3,405          132          Innkeepers USA Trust              6,750            61
Gables Residential Trust            4,875          117          Jameson Inns, Inc.                2,255            17
Home Properties of New York         3,700          104          LaSalle Hotel Properties          3,300            50
Mid-America Apt. Community          3,595           86          Meristar Hospitality Corp         9,283           183
Post Properties, Inc.               7,495          315          RFS Hotel Investors, Inc.         4,825            59
Smith, Charles E. Residential       3,795          143          Winston Hotels                    3,235            25
Summit Properties, Inc.             5,515          110                                                     ----------
Town & Country Trust                3,035           52                                                          1,454
United Dominion Realty Trust       19,985          200          Manufactured Homes - 1.6%
                                             ---------          Chateau Properties, Inc.          5,490           143
                                                 4,615          Manufact. Home Community          4,615           115
Diversified - 5.8%                                              Sun Communities, Inc.             3,335           110
Boston Properties, Inc.            13,200          460                                                     ----------
Colonial Properties Trust           4,410          110                                                            368
Eastgroup Properties                3,095           64          Office Property - 27.3%
Glenborough Realty Trust, Inc.      5,895           87          Alexandria Real Estate Equities   2,700            86
Investors Real Estate Trust         4,300           34          Arden Realty Group, Inc.         12,300           274
Pacific Gulf Properties             3,920           84          Brandywine Realty Trust           7,255           126
Penn Real Estate Invest Trust       2,555           44          Carramerica Realty Corp.         12,915           307
Prime Group Realty Trust            2,900           43          Cornerstone Properties           25,100           458
Rouse Co.                          13,700          321          Corporate Office Properties       3,400            29
                                                                Cousins Properties, Inc.          6,240           245
                                                                Crescent Real Estate             23,315           399

               See accompanying notes to the financial statements
                                       31

                                                    REIT Index Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

In thousands, except shares     Shares       Value                                             Shares      Value
                                ------       -----                                             ------      -----

Duke-Weeks Realty Corp.            24,323    $     528          Simon Property Group, Inc.       33,695    $      855
Equity Office Properties           48,889        1,329          Taubman Centers, Inc.            10,280           123
Great Lakes REIT, Inc.              3,200           48          Urban Shopping Centers, Inc.      3,510           113
Highwoods Properties, Inc.         12,020          273                                                     ----------
Hrpt Properties Trust              25,600          195                                                          1,810
Kilroy Realty Corp.                 5,400          130          Restaurants - 0.2%
Koger Equity, Inc.                  5,200           91          US Restaurant Properties          3,000            38
Liberty Property Trust             12,985          321
Mack-Cali Realty Corp.             11,295          291          Shopping Center - 14.1%
Mission West Properties             3,300           28          AMB Property Corp                16,800           371
Parkway Properties, Inc.            1,900           57          Bradley Real Estate, Inc.         4,650            84
Prentiss Properties Trust           7,300          173          Burnham Pacific Properties        6,210            46
PSB Business Parks, Inc.            4,600          102          Center Trust, Inc.                5,130            37
Reckson Assoc Realty Corp.          9,870          198          Developers Diversified           11,600           176
SL Green Realty Corp.               4,700          121          Equity One, Inc.                  2,200            20
Spieker Properties, Inc.           12,550          556          Federal Realty Inv. Trust         7,860           167
                                             ---------          First Washington Realty Trust     1,900            40
                                                 6,365          Glimcher Realty Trust             4,650            64
Outlet Centers - 1.1%                                           IRT Property Co.                  6,480            54
Chelsea GCA Realty, Inc.            3,095          101          JDN Realty Corp.                  6,605            64
Konover Property Trust              6,000           35          Kimco Realty Corp.               11,750           468
Mills Corp.                         4,645           84          Kranzco Realty Trust              2,030            18
Tanger Factory Outlet Center        1,500           33          Mid Atlantic Realty Trust         2,700            26
                                             ---------          New Plan Excel Realty Trust      17,122           246
                                                   253          Pan Pacific Retail Properties     4,100            78
Prisons - 0.1%                                                  Phillips International Realty     1,400            23
Correctionial Properties Trust      1,400           17          Ramco - Gershenson Prop.          1,400            20
                                                                Regency Realty Corp.             11,005           243
Regional Mall - 7.8%                                            Saul Centers, Inc.                2,595            40
CBL & Associates Properties         4,825          113          Vornado Realty Trust             16,678           575
Crown American Realty               5,065           28          Weingarten Realty Investment      5,165           209
General Growth Industries          10,005          329          Western Properties Trust          3,345            38
JP Realty, Inc.                     3,310           59          Westfield America, Inc.          14,200           194
Lexington Corp. Properties          3,345           38                                                     ----------
Macerich Co.                        6,575          152                                                          3,301

               See accompanying notes to the financial statements
                                       32

                                                    REIT Index Fund
                                                Schedule of Investments
                                                     April 30, 2000
                                                       Unaudited

                                                                                              Principal
In thousands, except shares     Shares       Value                                             Amount      Value
                                ------       -----                                            ---------    -----

Storage - 4.1%                                                  U.S. GOVERNMENT SECURITIES
Public Storage, Inc.               27,353    $     612          U.S. Government Agency - 1.1%
Shurgard Storage Centers            5,665          148          Federal Home Loan Mortgage Corp.
Sovran Self Storage, Inc.           2,420           50          5.980%  due  6/8/00         $       156    $      155
Storage USA                         5,465          160          Federal National Mortgage Association
                                             ---------          5.970%  due  5/22/00
                                                   970          (cost - $255)                       100           100
Triple Net Lease - 2.5%                                                                                    ----------
Capital Automotive Reit            4,100            57                                                            255
Captec Net Lease Realty, Inc.      1,800            16          DEMAND NOTE
Commercial Net Lease Realty        5,915            65          Utility - Electrical - 0.4%
Franchise Finance Corp.           10,860           258          Wisconsin Electric
Golf Trust of America              1,500            26          5.760%  due  5/1/00
National Golf Properties           2,395            46          (cost - $95)                         95            95
Realty Income Corp.                5,150           112                                                     ----------
                                             ---------
                                                   580          TOTAL INVESTMENTS - 99.9%
Warehouse / Industrial - 5.3%                                   (cost - $20,969)                               23,296
American Industrial Properties     4,100            51
Bedford Property Investors         3,620            64          Other assets, less liabilities  -  0.1%            31
Cabot Industrial Trust             7,900           152                                                     ----------
Centerpoint Properties Corp.       3,985           143
First Industrial Realty Trust      7,405           223          TOTAL NET ASSETS - 100.0%                  $   23,327
Prologis Trust                    31,274           616                                                     ==========
                                             ---------           *Non-income producing security.
                                                 1,249
Wireless Communications Sites - 2.3%
Pinnacle Holdings, Inc.*           9,400           528
                                             ---------

Total Common Stocks - Real Estate
Investment Trusts - 98.4%
(cost - $20,619)                                22,946

               See accompanying notes to the financial statements

                                REIT Index Fund
                              Financial Highlights
                                   Unaudited

                                                       11/01/99        Year           Year
                                                        through        ended         ended
Selected per share data                                04/30/00      10/31/99       10/31/98
                                                    -------------  -------------  -------------
Net asset value, beginning of period..............  $       10.08         11.42          13.69

Income (loss) from investment operations:
     Net investment income........................           0.33          1.11           0.68
     Net realized and unrealized gain (loss) .....           0.68         (1.79)         (2.40)
                                                    -------------  -------------  -------------
Total income (loss) from investment operations....           1.01         (0.68)         (1.72)

Less distributions:
     Dividends from net investment income.........           1.10          0.66           0.46
     Distributions from net realized gain.........           0.00          0.00           0.09
                                                    -------------  -------------  -------------
Total distributions...............................           1.10          0.66           0.55
                                                    -------------  -------------  -------------

Net asset value, end of period....................  $        9.99         10.08          11.42
                                                    =============  =============  =============

Total return......................................       11.06%**        (6.31%)       (13.27%)
                                                    =============  =============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $      23,327        23,687         60,990
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..         0.44%*         0.27%          0.24%
     Expenses, before waivers and reimbursements..         0.94%*         0.77%          0.74%
     Net investment income, net of waivers
          and reimbursements......................         6.32%*         5.47%          4.80%
     Net investment income, before waivers
          and reimbursements......................         5.82%*         4.97%          4.30%
Portfolio turnover rate...........................             5%           33%            50%
----------------------------------------------------------------------------------------------

* Annualized
** Not annualized

               See accompanying notes to the financial statements

                                REIT Index Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                       Year         09/03/96
                                                                       ended        through
Selected per share data                                              10/31/97       10/31/96
                                                                  -------------   ------------
Net asset value, beginning of period............................  $       10.44          10.00

Income from investment operations:
     Net investment income......................................           0.41        0.10***
     Net realized and unrealized gain...........................           2.99           0.34
                                                                  -------------   ------------
Total income from investment operations.........................           3.40           0.44

Less distributions:
     Dividends from net investment income.......................           0.15           0.00
     Distributions from net realized gain.......................           0.00           0.00
                                                                  -------------   ------------
Total distributions.............................................           0.15           0.00
                                                                  -------------   ------------

Net asset value, end of period..................................  $       13.69          10.44
                                                                  =============   ============

Total return....................................................          32.78%       4.40%**
                                                                  =============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)........................  $      99,899         25,690
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................          0.51%         1.20%*
     Expenses, before waivers and reimbursements................          0.82%         1.20%*
     Net investment income, net of waivers and reimbursements...          4.42%         5.97%*
     Net investment income, before waivers and reimbursements...          4.11%         5.97%*
Portfolio turnover rate.........................................            22%             0%
----------------------------------------------------------------------------------------------

* Annualized
** Not annualized
*** Calculated based on average shares outstanding throughout the period.

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of four Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, and the REIT Index Fund. There are an unlimited number of shares authorized with no par value.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund.

    d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

    e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fees and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                .30%
Government                       Securities Fund .45% of the first $100 million;
                                 .40% of the next $100 million; .35% of the next
                                 $100 million; .30% of the next $100 million;
                                 and .25% of amounts in excess of $400 million
Asset Allocation Fund            .65% of the first $250 million; .55% of the
                                 next $250 million; and .45% of amounts in
                                 excess of $500 million
REIT Index Fund                  .60% of the first $100 million; .55% of the
                                 next $100 million; and .50% of amounts in excess of $200 million

The Investment Advisor has voluntarily agreed to permanently waive sufficient investment advisory fees to result in a net effective annual rate of .10% of the average daily net assets of the Money Market Fund, the Government Securities Fund, and the REIT Index Fund, and .25% of the average daily net assets of the Asset Allocation Fund.

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                1.00%
Government Securities Fund       1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million
Asset Allocation Fund            1.25%
REIT Index Fund                  1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of .05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the period ended April 30, 2000 the Trust incurred expenses totaling $29,835 for compensation of unaffiliated trustees.

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited


4. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The REIT Index Fund has capital loss carryovers of $79,105, for the year ended October 31, 1998 and $5,454,201 for the year ended October 31, 1999 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2006 and 2007 respectively.

At April 30, 2000, the identified cost of investments for federal income tax purposes was as follows:

    In Thousands

    Money Market Fund                             $        918,940
    Government Securities Fund                    $        141,642
    Asset Allocation Fund                         $        156,060
    REIT Index Fund                               $         21,318

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2000, were as follows:

                                               Government      Asset        REIT
In Thousands                                   Securities    Allocation    Index
                                                  Fund          Fund        Fund
                                              ------------- ------------ ----------
Gross unrealized appreciation                $           0       46,151      2,809
Gross unrealized depreciation                       (6,180)     (11,033)      (831)
                                              ------------- ------------ ----------

Net unrealized appreciation (depreciation)   $      (6,180)      35,118      1,978
                                              ============= ============ ==========

5. Investments

Investment transactions for the period ended April 30, 2000, including maturities and excluding short-term investments, were as follows:

                                                               Proceeds
    In Thousands                                Purchases     from sales
                                               -------------  -----------
    Government Securities Fund                $      79,212       97,605
    Asset Allocation Fund                     $      63,096       46,640
    REIT Index Fund                           $       1,067        3,076

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

6. Capital Share Transactions

Capital stock transactions were as follows:

                                            Money Market                  Government Securities
In thousands                                    Fund                              Fund
                                       Shares           Amount           Shares           Amount
                                   ---------------  ---------------  ---------------  ---------------
Balance at October 31, 1998               693,667   $      693,667           14,092   $      145,715

    Shares sold                         7,682,976        7,682,976            1,639           17,389
    Dividend reinvestments                 22,647           22,647            1,338           13,958
                                   ---------------  ---------------  ---------------  ---------------
    Total issued                        7,705,623        7,705,623            2,977           31,347
    Shares redeemed                    (7,254,448)      (7,254,448)          (1,432)         (14,460)
                                   ---------------  ---------------  ---------------  ---------------
    Net change in shares                  451,175          451,175            1,545           16,887
                                   ---------------  ---------------  ---------------  ---------------

Balance at October 31, 1999             1,144,842        1,144,842           15,637          162,602

    Shares sold                         3,853,635        3,853,635              744            7,153
    Dividend reinvestments                 22,110           22,110              611            5,846
                                   ---------------  ---------------  ---------------  ---------------
    Total issued                        3,875,745        3,875,745            1,355           12,999
    Shares redeemed                    (4,103,420)      (4,103,420)          (2,511)         (24,291)
                                   ---------------  ---------------  ---------------  ---------------
    Net change in shares                 (227,675)        (227,675)          (1,156)         (11,292)
                                   ---------------  ---------------  ---------------  ---------------

Balance at April 30, 2000                 917,167   $      917,167           14,481   $      151,310
                                   ===============  ===============  ===============  ===============

                                   Asset Allocation                    REIT Index
                                        Fund                              Fund
                                       Shares           Amount           Shares           Amount
                                   ---------------  ---------------  ---------------  ---------------

Balance at October 31, 1998                13,337 $        179,855            5,340 $         59,114

    Shares sold                               777           13,415            1,039           11,301
    Dividend reinvestments                    270            4,659              321            3,441
                                   ---------------  ---------------  ---------------  ---------------
    Total issued                            1,047           18,074            1,360           14,742
    Shares redeemed                        (5,052)         (86,312)          (4,351)         (46,551)
                                   ---------------  ---------------  ---------------  ---------------
    Net change in shares                   (4,005)         (68,238)          (2,991)         (31,809)
                                   ---------------  ---------------  ---------------  ---------------

Balance at October 31, 1999                 9,332          111,617            2,349           27,305

    Shares sold                             2,849           49,492              436            4,087
    Dividend reinvestments                  1,438           23,882              277            2,523
                                   ---------------  ---------------  ---------------  ---------------
    Total issued                            4,287           73,374              713            6,610
    Shares redeemed                        (2,060)         (35,284)            (728)          (6,814)
                                   ---------------  ---------------  ---------------  ---------------
    Net change in shares                    2,227           38,090              (15)            (204)
                                   ---------------  ---------------  ---------------  ---------------

Balance at April 30, 2000                  11,559 $        149,707            2,334 $         27,101
                                   ===============  ===============  ===============  ===============

               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited


7. Written Covered Call Options

The Asset Allocation Fund engages in portfolio hedging with respect to declining stock prices by writing covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable the Fund to generate a higher return.

Transactions in options for the period ending April 30, 2000, were as follows:

                                                      Contracts         Premiums
                                                    ---------------  ---------------

    Options outstanding, beginning of period                     0   $            0
    Options written                                            770          591,828
    Options exercised                                         (640)        (458,907)
    Options expired                                            (40)          (5,315)
    Options closed                                             (50)         (87,247)
    Options assigned                                             0                0
                                                    ---------------  ---------------

    Options outstanding, end of period                          40   $       40,359
                                                    ===============  ===============

At April 30, 1999, common stock valued at $832,250 was held by the custodian in connection with the following covered call options written by the Asset Allocation Fund.

                                                                         Shares
                                                       Exercise         Subject
                                     Expiration         Price           to Call           Value
                                   ---------------  ---------------  ---------------  ---------------

    Powerwave Technology, Inc.         May-00        $         210            4,000   $       88,000
                                                                                      ---------------

                                                                                      $       88,000
                                                                                      ===============

               See accompanying notes to the financial statements
                                       40